Business Combination - Additional Information (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 16, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Cash consideration paid to Legacy WMH equity holders											$ 455,182
Common stock, shares outstanding (in shares)					129,240,910						129,240,910
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Net income (loss) attributable to WM Technology, Inc.		$ 3,332	$ (1,538)	[1]	$ 137,100	$ 5,288	$ (2,787)	[1]	$ (9,898)	$ (115,989)	$ 60,383
Change in valuation inputs or other assumptions		(585)	460	[1]	(166,500)	(195)	780	[1],[2]	(1,505)	(25,370)	(166,518)
Share-based compensation expense		$ 1,601	$ 2,297		29,300	$ 7,172	$ 10,389		$ 13,515	$ 23,493	29,324
Transaction costs allocated to warrants					$ 5,500						$ 5,547
WMH LLC
Schedule Of Reverse Recapitalization [Line Items]
Contributions made	$ 80,300
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Number of shares issued in transaction (in shares)	32,500,000
Price per share (in dollars per share)	$ 10
Consideration received on transaction	$ 325,000
Stock redeemed during period (in shares)	10,012
Cash consideration paid to Legacy WMH equity holders	$ 455,200
Common stock, shares outstanding (in shares)		97,376,026				97,376,026			94,383,053	92,062,468
Proceeds and shares issued in business combination (in shares)					63,738,563
Payment to continuing members as percent of amount of tax benefit		85.00%				85.00%			85.00%
Class V Shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	65,502,347
Class P Units
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	25,896,042
Class V Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		55,486,361				55,486,361			55,486,361	55,486,361
Proceeds and shares issued in business combination (in shares)	65,502,347
Legacy WMH Class A Unit holders | Silver Spike
Schedule Of Reverse Recapitalization [Line Items]
Percentage of voting interests held (over 50%)									50.00%

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.